Vessels, net (Tables)	12 Months Ended
Dec. 31, 2021
Continuing Operations [Member]
Vessels, net [Line Items]
Vessels, net
The amounts of Vessels, net in the accompanying consolidated balance sheets are analyzed as follows:

Continuing Operations	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	$60,161	$(740)	$59,421
- Transfer from advances for vessel acquisitions and other vessel costs	11,017	-	11,017
- Acquisitions and other vessel costs	63,386	-	63,386
- Depreciation	-	(5,716)	(5,716)
Balance, December 31, 2020	$134,564	$(6,456)	$128,108
- Vessels’ improvements	2,218	-	2,218
- Depreciation	-	(7,290)	(7,290)
Balance, December 31, 2021	$136,782	$(13,746)	$123,036

Discontinued Operations [Member]
Vessels, net [Line Items]
Vessels, net
Discontinued Operations	Vessels’ Cost	Accumulated Depreciation	Net Book Value
Balance, December 31, 2019	33,840	(10,390)	23,450
- Vessels’ disposals	(33,501)	10,421	(23,080)
- Depreciation	-	(31)	(31)
- Impairment charges	(339)	-	(339)
Balance, December 31, 2020	$-	$-	$-